Amounts Receivable and Prepaid Expenses	9 Months Ended
Sep. 30, 2022
Disclosure of Amounts Receivable and Prepaid Expenses Explanatory [Abstract]
Amounts receivable and prepaid expenses
5.	Amounts receivable and prepaid expenses

($000s)	September 30, 2022	December 31, 2021
HST	3,758	1,698
Trade and other receivables due from related parties	19	281
Prepaid expenses and other receivables	7,143	8,047
	10,920	10,026